Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY Versus PERFORMANCE

In accordance with SEC rules applicable to Smaller Reporting Companies, the following table sets forth additional information concerning the compensation of each individual who served as our Principal Executive Officer (“PEO”) and our other (non-PEO) named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2025 2024, and 2023 and our net income and TSR performance for each such fiscal year.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss (in thousands)
2025	$10,736,691	$8,659,940	$1,410,849	$1,209,947	64.13	($53,050)(4)
2024	$2,771,677	$914,544	$783,013	$388,663	-	($165,124)
2023	$2,335,923	$1,090,642	$1,028,962	$615,796	-	($364,611)

(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Thomas Shortt	Jonathan Sandison, Anna-Lisa Corrales
2024	Thomas Shortt	Agnieszka Zakowicz, Anna-Lisa Corrales, Robert Krakowiak, Patricia Moran
2023	Thomas Shortt	Robert Krakowiak, Patricia Moran

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,758,710)	(1,008,821)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,684,193	807,474
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,234)	445
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(2,076,751)	(200,902)

(2) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining term the awards are expected to be outstanding as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.

(3) As a result of the Company's emergence from bankruptcy on January 14, 2025, the Company's common stock was not listed on any national securities exchange or traded on any public market from January 15, 2025 through February 19, 2025. The Company's common stock began trading on the Nasdaq Global Market on February 20, 2025. Consistent with SEC guidance applicable to companies emerging from bankruptcy, cumulative Total Shareholder Return ("TSR") for 2025 is calculated beginning on January 14, 2025, the Company's emergence date, through December 31, 2025, using a fixed investment of $100. Because no public trading market occurred between emergence and relisting, the February 20, 2025 closing price is used as the starting value. Cumulative TSR for 2023 and 2024 has been omitted and is indicated by "—" in the table above, as the Company's predecessor common stock was cancelled upon emergence under the Company's plan of reorganization and returns on that predecessor equity are not comparable to the Company's post-emergence common stock.

(4) As a result of the Company's emergence from its prepackaged Chapter 11 case on January 14, 2025 (the "Effective Date") and the application of fresh-start accounting, the Company's financial statements are presented for two distinct periods: the Predecessor period from January 1, 2025 through January 14, 2025, and the Successor period from January 15, 2025 through December 31, 2025. The financial statements for these periods are not comparable due to the application of fresh-start accounting, pursuant to which the Company's assets and liabilities were recorded at their estimated fair values as of the Effective Date. The net loss for 2025 reflected in the table above represents the net loss for the Successor period (January 15, 2025 through December 31, 2025), which is the GAAP reporting period. The combined results of the Predecessor and Successor periods for the year ended December 31, 2025 are non-GAAP and therefore excluded. For further information regarding fresh-start accounting and the Predecessor and Successor periods, see Note 1 to the Company's consolidated financial statements included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the Securities and Exchange Commission on March 26, 2026.

Named Executive Officers, Footnote

(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Thomas Shortt	Jonathan Sandison, Anna-Lisa Corrales
2024	Thomas Shortt	Agnieszka Zakowicz, Anna-Lisa Corrales, Robert Krakowiak, Patricia Moran
2023	Thomas Shortt	Robert Krakowiak, Patricia Moran

PEO Total Compensation Amount	$ 10,736,691	$ 2,771,677	$ 2,335,923
PEO Actually Paid Compensation Amount	$ 8,659,940	914,544	1,090,642
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,758,710)	(1,008,821)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,684,193	807,474
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,234)	445
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(2,076,751)	(200,902)

Non-PEO NEO Average Total Compensation Amount	$ 1,410,849	783,013	1,028,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,209,947	388,663	615,796
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,758,710)	(1,008,821)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,684,193	807,474
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	0	0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,234)	445
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(2,076,751)	(200,902)

Total Shareholder Return Amount	$ 64.13
Net Income (Loss)	$ (53,050,000)	$ (165,124,000)	$ (364,611,000)
PEO Name	Thomas Shortt	Thomas Shortt	Thomas Shortt
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,076,751)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,758,710)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,684,193
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,234)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,902)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,008,821)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	807,474
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0